Long-Term Debt - Additional Information - Other (Detail) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016 USD ($) CreditFacility	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) CreditFacility	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding	2.64%		2.64%		2.33%
Foreign exchange (losses) gains	$ 504	$ (8,153)	$ (10,139)	$ 8,231
Aggregate annual long-term debt principal repayments, remainder of 2016	25,100		25,100
Aggregate annual long-term debt principal repayments, 2017	319,800		319,800
Aggregate annual long-term debt principal repayments, 2018	781,500		781,500
Aggregate annual long-term debt principal repayments, 2019	95,900		95,900
Aggregate annual long-term debt principal repayments, 2020	188,200		188,200
Aggregate annual long-term debt principal repayments, thereafter	567,500		567,500
Restricted cash on deposits relating to certain term loans, collateral cross currency swaps, leasing arrangements, dry-docking expenditures and emergency repairs	$ 100,200		$ 100,200		$ 111,500
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt			0.30%
Minimum [Member] | Vessel [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	128.00%		128.00%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt			2.80%
Maximum [Member] | Vessel [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	209.00%		209.00%
Loan Agreement Jointly Liable with Subsidiary [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0		$ 0
Loan Agreement Jointly Liable with Subsidiary [Member] | Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	79,900		79,900
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios [Member]
Debt Instrument [Line Items]
Long-term debt	$ 133,000		$ 133,000
Number of credit facilities | CreditFacility	2		2
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	110.00%		110.00%
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	115.00%		115.00%